Inventories - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Write down provision to net realizable value	$ 650	$ 1,009
Net charge to income statement	(348)	552
Hydrocarbon Inventories
Disclosure of financial assets [line items]
Write down provision to net realizable value	290	604
Net charge to income statement	$ 309	$ 553